INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Year one	$ 279
Year Two	279
Year Three	279
Year Four	279
Year Five	$ 279